INCOME TAX (Details 2) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Russian statutory income tax rate reconciled to the Group's effective income tax rate
Statutory income tax rate for the year (as a percent)	20.00%	20.00%	20.00%
Adjustments:
(Income) / expenses not liable for tax purposes (as a percent)	(0.50%)	2.00%	2.90%
Change in unrecognized tax benefits (as a percent)		(0.50%)	(0.20%)
Settlements with tax authorities (as a percent)	(0.30%)	0.40%	(0.50%)
Earnings distribution from subsidiaries (as a percent)	1.80%	1.50%	3.00%
Effect of change in tax rate in Ukraine (as a percent)	(0.10%)	0.20%	0.80%
Loss carryforward utilisation (as a percent)		(0.30%)
Different tax rate of foreign subsidiaries (as a percent)	(0.50%)
Other (as a percent)	(0.10%)	0.10%
Effective income tax rate (as a percent)	20.30%	23.40%	26.00%
Deferred tax assets
Depreciation of property, plant and equipment	1,229	2,948
Deferred connection fees	1,115	1,143
Accrued expenses for services	6,291	4,825
Inventory obsolescence	265	683
Loss carryforward	5,880	6,689
Impairment of long-lived assets		1,067
Other	1,242	1,067
Valuation allowance	(5,504)	(4,952)
Total deferred tax assets	10,518	13,470
Deferred tax liabilities
Licenses acquired	(774)	(786)
Depreciation of property, plant and equipment	(12,735)	(7,273)
Customer base	(1,027)	(1,133)
Other intangible assets	(2,995)	(1,695)
Debt issuance cost	(405)	(519)
Potential distributions from / to Group's subsidiaries / associates	(4,553)	(3,403)
Other	(436)	(147)
Total deferred tax liabilities	(22,925)	(14,956)
Net deferred tax (liability) / asset	(12,407)	(1,486)
Net deferred tax asset, current	7,933	6,998
Net deferred tax asset, non-current	862	2,186
Net deferred tax liability, long-term	(21,202)	(10,670)